TRADE PAYABLES AND OTHER CURRENT LIABILITIES (Details) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 03, 2019
Codere Online Busines [Member]
Trade receivables:
Other receivables from the Codere Group companies (Note 11)	€ 360	€ 936
Impairment of trade receivables	(6)	(101)
Current tax asset (VAT)	171	319
Prepayments	532	254
Other receivables	116	238
Total	1,173	1,646
Trade payables	12,303	13,017
Customer online wallets	3,951	4,103
Other current liabilities	2,387	2,014
Accruals	108	97
Total	18,749	19,231
with related parties (Note 15)	€ 2,978	1,479
Codere Online Business [Member]
Trade receivables:
Impairment of trade receivables		(101)	€ (30)	€ (53)
Current tax asset (VAT)		319	117	8
Prepayments		254	231	808
Other receivables		238	198	281
Total		1,646	29,732	27,782
Trade payables		13,017	18,517	11,652
Customer online wallets		4,103	3,684	2,735
Other current liabilities		2,014	1,463	1,410
Accruals		97	87	17
with related parties (Note 15)		1,479	12,983	6,581
Total		€ 19,231	€ 23,751	€ 15,814